Taxation	12 Months Ended
Dec. 31, 2023
Taxation [abstract]
Taxation	34 Taxation
Statement of financial position – Deferred tax
Deferred taxes are recognised on all temporary differences under the liability method using tax rates applicable in the jurisdictions in which ING Group is subject to taxation.

Changes in deferred tax
in EUR million 2023	Net liability (-) Net asset (+) opening balance	Change through equity	Change through net result	Exchange rate difference s	Changes in the composition of the group and other changes	Net liability (-) Net asset (+) ending balance
Financial assets at FVOCI	81	-10	-3	-4		64
Financial assets and liabilities at FVPL	-2,739		1,264	13		-1,461
Depreciation	-13		-6	3	4	-13
Cash flow hedges	752	-251		1		502
Pension and post-employment benefits	-54	31	-7	-4		-33
Other provisions	59		-12	-3	4	48
Loans and advances	612	8	-140	-6	2	475
Unused tax losses carried forward	327		-128	11	-1	209
Other	-251	13	90	-2	-4	-154
Total	-1,227	-209	1,059	10	5	-362
Presented in the statement of financial position as:
– Deferred tax liabilities	-2,652					-1,447
– Deferred tax assets	1,425					1,085
	-1,227					-362
The above table shows netted deferred tax amounts related to right-of-use assets and lease liabilities included in the row ‘Other’, and includes a deferred tax amount for right-of-use assets of EUR 195 million
(2022: EUR 205 million and 2021: EUR 220 million) and a deferred tax amount for lease liabilities of EUR 217 million (2022: EUR 231 million and 2021: EUR 252 million).
The changes in Deferred tax on financial assets and liabilities at FVPL in 2023 amounting to EUR 1,264 million (2022: EUR-3,493 million) is mainly driven by interest yield developments related to derivatives that are under IFRS-EU used in portfolio based hedging strategies for retail mortgages and savings. These portfolio hedging strategies are not allowed under IFRS-IASB and is referred to as the EU IAS39 carve out adjustment for which we refer to Note 1.2.2 Reconciliation between IFRS-EU and IFRS-IASB.
The deferred tax on cash flow hedges relate to floating rate lending with interest rate swaps. Due to decreased (longer-term) interest rate yield curve in 2023 there was a positive revaluation of the cash flow hedge through other comprehensive income. This resulted in a decline in the deferred tax asset by EUR
-251 million compared to the increase in deferred tax assets in 2022 by EUR 875 million due to the increase in the interest yield curve. The deferred tax asset in cash flow hedges decreased from EUR 752 million in
2022 to EUR 502 million in 2023.
The deferred tax on Loans and advances changes through net result in 2023 EUR -140 million (2022: EUR
177  million) relates mainly to valuation changes of collectively assessed expected credit losses.
The deferred tax changes through equity - Other in 2023 of EUR 13 million (2022:EUR -123 million) is due to
FX developments following the USD depreciation and the application of IAS 29 Hyperinflation in Türkiye, and also due to the decline in the Credit liability Reserve due to credit spread tightening.

Changes in deferred tax
in EUR million 2022	Net liability (-) Net asset (+) opening balance	Change through equity	Change through net result	Exchange rate differences	Changes in the composition of the group and other changes	Net liability (-) Net asset (+) ending balance
Financial assets at FVOCI	-71	151	5	-3		81
Financial assets and liabilities at FVPL	746		-3,493	9		-2,739
Depreciation	-7		-5	-2		-13
Cash flow hedges	-126	875		2		752
Pension and post-employment benefits	-49	6	-13	8	-7	-54
Other provisions	19		44	-4		59
Loans and advances	430		177	-3	7	612
Unused tax losses carried forward	199		137	-8		327
Other	-148	-123	26	-6		-251
Total	991	910	-3,122	-5		-1,227
Presented in the statement of financial position as:
– deferred tax liabilities	-311					-2,652
– deferred tax assets	1,303					1,425
	991					-1,227

Deferred tax in connection with unused tax losses carried forward
in EUR million	2023	2022
Total unused tax losses carried forward	1,870	2,668
Unused tax losses carried forward not recognised as a deferred tax asset	815	937
Unused tax losses carried forward recognised as a deferred tax asset	1,055	1,731

Average tax rate	19.9%	21.1%
Deferred tax asset	209	365

Total unused tax losses carried forward analysed by expiry terms
	No deferred tax		Deferred tax
in EUR million	2023	2022	2023	2022
Within 1 year				591
More than 1 year but less than 5 years	126	120	633	587
More than 5 years but less than 10 years	9	9	2	2
More than 10 years but less than 20 years
Unlimited	681	808	421	550
	815	937	1,055	1,731
The above-mentioned deferred tax asset of EUR 209 million (2022: EUR 365 million) and the related unused tax losses carried forward exclude the recapture of tax losses originated in the United Kingdom previously deducted in the Netherlands for the amount of EUR 0 million (2022: EUR 37 million).
Deferred tax assets are recognised for temporary deductible differences, for tax losses carried forward and unused tax credits only to the extent that realisation of the related tax benefit is probable.

Breakdown of certain net deferred tax asset positions by jurisdiction
in EUR million	2023	2022
Poland	244	391
France		70
Slovakia	1
China	2
Australia	1
Hong Kong	8	6
United States of America		1
Türkiye	41	7
Taiwan	11	8
	308	483
The table above includes a breakdown of certain net deferred tax asset positions by jurisdiction for which the utilisation of the deferred tax asset is dependent on future taxable profits in excess of the profits arising from the reversal of existing taxable temporary differences whilst the related entities have incurred losses in either the current or the preceding year.
In 2023, ING Bank Slaski (Poland) realised a tax profit following the value changes of the cash flow hedge derivatives which are settled net via a central clearing party, whereas in 2022 and 2021 ING Bank Slaski incurred a tax loss following the large value changes of the cash flow hedge derivatives. This tax loss can be carried forward for five years. Based on a taxable profit forecast, ING considers it probable that the future taxable profits will compensate for this tax loss carry forward position. Based on this a remaining deferred tax asset on unused tax losses carried forward, as per 31 December 2023: EUR 120 million (2022: EUR 224 million) is recognised. The remaining net deferred tax asset in Poland of EUR 124 million (2022: EUR
167 million) relates to temporary tax differences on loans and advances and financial assets at fair value through profit and loss.
Recognition is based on the fact that it is probable that the entity will have taxable profits and/or can utilise tax planning opportunities before expiration of the deferred tax assets. Changes in circumstances in future periods may adversely impact the assessment of the recoverability. The uncertainty of the recoverability is taken into account in establishing the deferred tax assets.
At 31 December 2022 and 2023, ING Group had no significant temporary differences associated with the parent company’s investments in subsidiaries and associates as any economic benefit from those investments will not be taxable at parent company level.
Statement of profit or loss – Taxation

Taxation by type
	Netherlands			Rest of the world			Total
in EUR million	2023	2022	2021	2023	2022	2021	2023	2022	2021
Current taxation	601	498	459	2,121	1,510	1,448	2,722	2,008	1,908
Deferred taxation	-141	901	269	-918	2,221	129	-1,059	3,122	399
	460	1,399	729	1,202	3,731	1,578	1,662	5,130	2,306

Reconciliation of the weighted average statutory income tax rate to ING Group’s effective income tax rate
in EUR million	2023	2022	2021
Result before tax from continuing operations	6,037	17,358	8,385
Weighted average statutory tax rate	22.7%	27.5%	24.7%
Weighted average statutory tax amount	1,371	4,770	2,074

Permanent differences affecting current tax
Participation exemption	-43	-64	-68
Other income not subject to tax	-68	-40	-32
Expenses not deductible for tax purposes	398	403	201
Current tax from previously unrecognised amounts	1	10	51
State and local taxes	99	68	64
Adjustments to prior periods	-72	-29	-12
Differences affecting deferred tax
Impact on deferred tax from change in tax rates	2	5	9
Deferred tax benefit from previously unrecognised amounts	-30	-3	-18
Write-off/reversal of deferred tax assets	4	10	37
Effective tax amount	1,662	5,130	2,306

Effective tax rate	27.5%	29.6%	27.5%
The weighted average statutory tax rate in 2023 (22.7%) was lower than the rate of 2022 (27.5%).
The effective tax rate of  27.5% in 2023 is higher than the weighted average statutory tax rate. This is mainly caused by the impact in 2023 of the following non-deductible items for income tax purposes:
hyperinflation accounting loss in Türkiye, interest expenses, bank- and local taxes in various countries.
Adjustments to prior periods mainly relates to a tax refund in Spain regarding previous years.
The weighted average statutory tax rate in 2022 (27.5%) was higher than the rate of 24.7% in 2021.
The effective tax rate of 29.6% in 2022 was higher than the weighted average statutory tax rate. This is mainly caused by the impact in 2022 of the following non-deductible items income tax purposes:
hyperinflation accounting loss in Türkiye, impairments on TTB, and interest expenses in various countries.
The effective tax rate of 27.5% in 2021 was significantly higher than the weighted average statutory tax rate. This is mainly caused by a high amount of expenses non-deductible for tax purposes like the non-
deductible bank tax and a tax charge caused by the recapture of tax losses originated in the United
Kingdom but previously deducted in the Netherlands.
Equity - Other comprehensive income

Income tax related to components of other comprehensive income
in EUR million	2023	2022	2021
Unrealised revaluations financial assets at fair value through other comprehensive income and other revaluations	-7	142	17
Realised gains/losses transferred to the statement of profit or loss (reclassifications from equity to profit or loss)	-3	8	12
Changes in cash flow hedge reserve	-251	875	233
Remeasurement of the net defined benefit asset/liability	31	6	-54
Changes in fair value of own credit risk of financial liabilities at fair value through profit or loss	2	19	-8
Exchange rate differences and other	19	-141	-77
Total income tax related to components of other comprehensive income	-209	910	123